Matthews India Fund	March 31, 2023

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.1%

	Shares	Value

FINANCIALS: 35.0%

Banks: 25.9%
HDFC Bank, Ltd.	2,365,291	$46,522,537
ICICI Bank, Ltd.	3,780,057	40,395,371
Axis Bank, Ltd.	1,933,056	20,252,177
Kotak Mahindra Bank, Ltd.	724,955	15,323,271
IndusInd Bank, Ltd.	1,150,993	15,014,674
Bandhan Bank, Ltd.[b,c,d]	4,922,200	11,767,785

		149,275,815

Consumer Finance: 8.3%
Shriram Finance, Ltd.	1,887,958	29,023,881
Bajaj Finance, Ltd.	145,349	9,973,075
Cholamandalam Investment and Finance Co., Ltd.	973,874	9,048,909

		48,045,865

Insurance: 0.8%
PB Fintech, Ltd.[c]	600,379	4,682,735

Total Financials		202,004,415

INFORMATION TECHNOLOGY: 14.3%
IT Services: 14.3%
Infosys, Ltd.	1,668,076	29,163,209
Tata Consultancy Services, Ltd.	630,862	24,728,433
LTIMindtree, Ltd.[b,d]	164,368	9,571,534
HCL Technologies, Ltd.	628,255	8,340,452
Persistent Systems, Ltd.	129,521	7,306,093
Cognizant Technology Solutions Corp. Class A	63,512	3,869,786

Total Information Technology		82,979,507

CONSUMER DISCRETIONARY: 11.4%
Automobiles: 4.3%
Maruti Suzuki India, Ltd.	168,237	17,013,571
TVS Motor Co., Ltd.	607,354	7,983,068

		24,996,639

Automobile Components: 2.6%
Bosch, Ltd.	50,306	11,881,619
Sona Blw Precision Forgings, Ltd.[b,d]	564,416	2,849,677

		14,731,296

Hotels, Restaurants & Leisure: 2.5%
Lemon Tree Hotels, Ltd.[b,c,d]	8,632,357	8,142,482
Restaurant Brands Asia, Ltd.[c]	5,968,133	6,562,431

		14,704,913

Textiles, Apparel & Luxury Goods: 1.6%
Titan Co., Ltd.	298,431	9,166,080

Household Durables: 0.4%
Crompton Greaves Consumer Electricals, Ltd.	578,149	2,064,986

Total Consumer Discretionary		65,663,914

CONSUMER STAPLES: 10.7%
Personal Care Products: 7.0%
Hindustan Unilever, Ltd.	767,267	23,961,214
Dabur India, Ltd.	2,513,632	16,690,513

		40,651,727

	Shares	Value

Food Products: 3.7%
Britannia Industries, Ltd.	229,805	$12,113,106
Nestle India, Ltd.	38,088	9,145,213

		21,258,319

Total Consumer Staples		61,910,046

MATERIALS: 7.7%
Chemicals: 4.6%
PI Industries, Ltd.	246,396	9,104,648
Asian Paints, Ltd.	245,661	8,276,732
Carborundum Universal, Ltd.	427,452	5,137,844
Pidilite Industries, Ltd.	134,910	3,869,936

		26,389,160

Metals & Mining: 1.8%
APL Apollo Tubes, Ltd.	715,848	10,531,671

Construction Materials: 1.3%
Ramco Cements, Ltd.	819,247	7,562,806

Total Materials		44,483,637

HEALTH CARE: 7.4%
Pharmaceuticals: 3.6%
Neuland Laboratories, Ltd.	520,256	11,447,920
Sun Pharmaceutical Industries, Ltd.	779,211	9,336,721

		20,784,641

Health Care Equipment & Supplies: 2.0%
Poly Medicure, Ltd.	1,006,473	11,676,655

Life Sciences Tools & Services: 1.8%
Syngene International, Ltd.[b,d]	1,021,244	7,405,729
Divi’s Laboratories, Ltd.	83,294	2,868,107

		10,273,836

Total Health Care		42,735,132

INDUSTRIALS: 6.9%
Machinery: 3.9%
Ashok Leyland, Ltd.	6,374,760	10,850,199
Cummins India, Ltd.	436,957	8,686,337
Greaves Cotton, Ltd.	1,913,221	2,941,937

		22,478,473

Transportation Infrastructure: 1.4%
Gujarat Pipavav Port, Ltd.	5,896,635	8,380,177

Industrial Conglomerates: 0.9%
Siemens, Ltd.	125,695	5,100,108

Electrical Equipment: 0.4%
Havells India, Ltd.	142,799	2,070,495

Professional Services: 0.3%
Latent View Analytics, Ltd.[c]	503,895	1,980,114

Total Industrials		40,009,367

matthewsasia.com | 800.789.ASIA	1

Matthews India Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

ENERGY: 2.7%
Oil, Gas & Consumable Fuels: 2.7%
Reliance Industries, Ltd.	546,761	$15,546,924

Total Energy		15,546,924

TOTAL COMMON EQUITIES		555,332,942

(Cost $489,992,780)

NON-CONVERTIBLE CORPORATE BONDS: 0.0%

	Face Amount*	Value

CONSUMER STAPLES: 0.0%
Food Products: 0.0%
Britannia Industries, Ltd., Series N3 5.500%, 06/03/2024	INR 1,996,476	23,633

Total Consumer Staples		23,633

TOTAL NON-CONVERTIBLE CORPORATE BONDS		23,633

(Cost $27,434)

TOTAL INVESTMENTS: 96.1%		555,356,575
(Cost $490,020,214)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.9%		22,389,085

NET ASSETS: 100.0%		$577,745,660

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $39,737,207, which is 6.88% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified.

INR	Indian Rupee

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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